CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT
Cash and cash equivalents	R$ 10,473,701	R$ 3,249,127
Marketable securities	2,030,560	6,150,631
Trade accounts receivable	3,762,875	3,035,817
Inventories	4,206,778	4,685,595
Recoverable taxes	888,245	997,201
Derivative financial instruments	152,978	260,273
Advances to suppliers	106,636	170,481
Other assets	281,471	335,112
Total current assets	21,903,244	18,884,237
NON CURRENT
Marketable securities	182,936	179,703
Recoverable taxes	712,279	708,914
Deferred taxes	10,454,646	2,134,040
Derivative financial instruments	925,459	838,699
Advances to suppliers	1,149,832	1,087,149
Judicial deposits	268,462	268,672
Other assets	231,633	228,881
Biological assets	10,672,724	10,571,499
Investments	325,420	322,446
Property, plant and equipment	40,242,196	41,120,945
Right of use	4,199,804	3,850,237
Intangible	17,225,097	17,712,803
Total non-current	86,590,488	79,023,988
TOTAL ASSET	108,493,732	97,908,225
CURRENT
Trade accounts payable	2,081,533	2,376,459
Loans, financing and debentures	5,546,123	6,227,951
Lease liabilities	704,174	656,844
Derivative financial instruments	4,529,091	893,413
Taxes payable	274,858	307,639
Payroll and charges	380,762	400,435
Liabilities for assets acquisitions and subsidiaries	127,721	94,414
Dividends payable	4,891	5,720
Advance from customers	31,856	59,982
Other liabilities	252,972	456,338
Total current liabilities	13,933,981	11,479,195
NON CURRENT
Loans, financing and debentures	75,082,454	57,456,375
Lease liabilities	4,469,798	3,327,226
Derivative financial instruments	7,369,241	2,024,500
Liabilities for assets acquisitions and subsidiaries	530,414	447,201
Provision for judicial liabilities	3,441,451	3,512,477
Employee benefit plans	744,105	736,179
Deferred taxes	75,354	578,875
Share-based compensation plans	151,365	136,505
Other liabilities	84,134	121,723
Total non-current liabilities	91,948,316	68,341,061
TOTAL LIABILITIES	105,882,297	79,820,256
EQUITY
Share capital	9,235,546	9,235,546
Capital reserves	6,200,079	6,198,599
Retained earnings reserves	317,144	317,144
Other reserves	2,191,704	2,221,341
Retained loss	(15,453,035)
Controlling shareholders	2,491,438	17,972,630
Non-controlling interest	119,997	115,339
Total equity	2,611,435	18,087,969
TOTAL LIABILITIES AND EQUITY	R$ 108,493,732	R$ 97,908,225